PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset)
Employer contributions	$ (2.5)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	527.6	$ 607.7
Actual return on plan assets	54.1	(69.3)
Employer contributions	1.7	22.7
Plan participants' contributions	5.0	4.7
Benefits and settlements paid	(15.7)	(37.5)
Administrative fees	(0.7)	(0.7)
Fair value of plan assets at the end of the year	572.0	527.6
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Employer contributions	0.8	0.7
Benefits and settlements paid	$ (0.8)	$ (0.7)